Balances and Transactions with Interested and Related Parties	12 Months Ended
Dec. 31, 2024
Balances and Transactions with Interested and Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES
NOTE 26 –	BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES

a.	Balances with interested and related parties:

December 31, 2024

	For details see	Directors	Key management personnel
	Note	USD in thousands

Other accounts payable	15	725	33
Loan	-	66	-

December 31, 2023

	For details see	Directors	Key management personnel
	Note	USD in thousands

Other accounts payable	15	220	18
Loan	-	66	-

Credit Line to BST

The Company provided a loan to BST, a company whose board of directors includes the Company’s Chief Executive Officer.

On December 4, 2023 the parties entered into a Loan and Security Agreement (the “BST Loan Agreement”). Under the BST Loan Agreement, upon the request of BST, the Company may make, at its sole discretion, cash advances to BST, from time to time, until June 30, 2024, in an aggregate principal amount of up to $6,000 thousand.

The principal amounts the Company lends to BST under the BST Loan Agreement accrue interest at a fixed rate per annum equal to fifteen percent (15%) and are repayable on January 1, 2025, provided that BST has the right to prepay the any outstanding loan amounts upon at least two days prior notice. Upon the occurrence of certain customary events of default, any outstanding loan amounts are immediately repayable and overdue obligation will carry interest at a fixed rate per annum equal to eighteen percent (18%).

Through December 31, 2024, the Company has provided to BST an aggregated amount of $2,662 thousand under the BST Loan Agreement, of which $1,023 thousand was provided until December 31, 2023 and $1,639 thousand was provided until December 31, 2024, while $323 thousand were recorded as selling and marketing expenses in 2023 and $399 thousand were recorded as finance income. As of December 31, 2024, $2,739 thousand was presented as part of other receivables. Please also refer to Note 28.

b.	Salaries and benefits to interested and related parties:

	Year ended December 31,
	2024	2023	2022
	USD in thousands
Cost of sales, research and development expenses, sales and marketing expenses and general and administrative expenses, net:
Salary and related benefits to CEO and director employed by the Company (controlling shareholder) including cost of share-based payment (1)	592	132	-
Fees of directors not employed by the Company including cost of share-based payment (7)	625	566	312
Salary and related benefits to formerly Deputy CEO including cost of share-based payment (2)	476	811	3,872
Salary and related benefits to the former VP Human Resources including cost of share-based payment (4)	-	28	1,140
Salary and related benefits to formerly Chairman of the Board including cost of share-based payment (3) (6)	-	-	2,355
Salary and related benefits to formerly Deputy CEO and COO including cost of share-based payment (5) (6)	-	-	1,777
	1,693	1,537	9,456

(1)	Relates to the cost of employment of Mr. Noah Hershkovitz, director of the Company as of October 3, 2023 and chief executive officer of the Company as of December 4, 2023.

(2)

Relates to the cost of employment of Mr. Uzi Moskowitz director and former chief executive officer in the Company, who no longer serves as the chief executive officer of Company since December 4, 2023. and Eyal Moshe former director and former chief executive officer of the Company who is also controlling shareholder in the Company, excluding any misappropriates expenses. Mr. Moshe ceased his role as chief executive officer on February 2, 2023, and his employment was terminated effective July 24, 2023 for cause in connection with these unauthorized expenses.

(3)	Relates to the cost of employment of Dr. Zigmund Bluvband, formerly the Chairman of the Company’s board of directors. Dr. Zigmund no longer works at the Company since April 30, 2022.

(4)	Relates to the cost of employment of Ms. Ayelet Bitan, Chief of Staff in the Company and the spouse of Mr. Eyal Moshe, a controlling shareholder in the Company, excluding any allegedly misappropriated expenses as detailed in Note 1d. Ms. Bitan resigned in February 2023.

(5)

Relates to the cost of employment of Mr. Dotan Moshe, former Deputy chief executive officer and chief operating officer in the Company, who is also the son-in-law of Dr. Zigmund Bluvband. Mr. Dotan no longer works at the Company since May 15, 2022. In February 2023 he began consulting the Company.

(6)	Key management personnel.

(7)	Other interested and related parties.

●	The salary and related benefits amounts including the additional expenses of the extension in 2022 of the expiry date of options as detailed in note 17.

●	Mr. Hershcoviz holds 9.99% of one of the Company service providers, A-Labs. Therefore, any decision regarding A-Labs transactions will require special approval as a related party transaction. In addition, Mr. Hershcoviz is also acting as a director in BST.

c.	Transactions with interested and related parties:

Year ended December 31, 2024

	Controlling shareholder	Key management personnel	Other interested and related parties	Total
	USD in thousands

General and administrative expenses	-	1,068	625	1,693
	-	1,068	625	1,693

Year ended December 31, 2023

	Controlling shareholder	Key management personnel	Other interested and related parties	Total
	USD in thousands

General and administrative expenses	141	829	566	1,537
	141	829	566	1,537